Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net income	$ 1,436,771	$ 1,781,018	$ 1,913,710	$ 5,108,261
Adjustments:
Depreciation and amortization	73,333	88,276	127,426	127,330
Interest income	(13,882)	(23,214)	(40,775)	(44,763)
Changes in assets and liabilities, net of effects of acquisitions:
Inventories	1,076,887	(6,066,880)	(9,199,366)	55,978
Accounts receivable	(4,192,166)	(3,484,851)	(30,180)	18,242
Other current assets	297,408	(71,237)	(209,523)	(4,053)
Prepayments	2,408,653	(1,004,791)	(2,939,113)	1,135,345
Accounts payable	(6,203)			9,246
Accrued expenses and other current liabilities	382,330	(252,779)	(240,815)	46,437
Current tax liabilities	53,144	140,876	(332,296)	52,754
Amount due to Director	90,468	263,674	399,190	148,252
Cash (used in)/generated from operating activities	1,606,743	(8,629,908)	(10,551,742)	6,653,029
Financing activities
Interest received	13,882	23,214	40,775	44,763
Cash generated from financing activities	13,882	23,214	40,775	44,763
Effect of exchange rate on cash	(209,810)	279,624	(808,728)	1,295,083
(Decrease)/increase in cash and cash equivalents	1,620,625	(8,606,694)	(11,319,695)	7,992,875
Cash and cash equivalents, beginning of the year	8,994,340	20,314,035	20,314,035	12,321,160
Cash and cash equivalents, end of the year	10,405,155	11,986,965	8,994,340	20,314,035
Supplemental disclosure of cash flows information
Cash paid during the year for interest
Cash paid during the year for income taxes	$ 409,514	$ 828,243	$ 1,759,791	$ 2,460,187